Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Sep. 30, 2013 FX Contracts [Member]	Dec. 31, 2012 FX Contracts [Member]	Dec. 31, 2011 FX Contracts [Member]	Mar. 31, 2010 Interest Rate Swap [Member]	Apr. 30, 2010 Interest Rate Swap [Member]	Dec. 31, 2012 2011 Revolving Credit Facility Due 2016 [Member]	Dec. 31, 2011 2011 Revolving Credit Facility Due 2016 [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member]	Dec. 31, 2012 Standby Letters Of Credit Which Support Products Corporations Self Insurance Programs [Member] 2011 Revolving Credit Facility Due 2016 [Member]	Dec. 31, 2011 Standby Letters Of Credit Which Support Products Corporations Self Insurance Programs [Member] 2011 Revolving Credit Facility Due 2016 [Member]	Sep. 30, 2013 Standby Letters Of Credit Which Support Products Corporations Self Insurance Programs [Member] Amended Revolving Credit Facility [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Standby and Trade Letters of Credit for Various Corporate Purposes	$ 10.4									$ 10.4	$ 11.1	$ 9.8	$ 8.7	$ 9.1	$ 8.1
Derivative, Notional Amount					46.2	43.9	58.4		150.0
Quarterly fixed interest rate paid to bank on swap									2.66%
Effective fixed interest rate on notional amount									6.66%
Interest rate swap maturity period									2 years
Applicable Margin									4.00%
Unrecoginised loss on accumulated other comprehensive earnings	$ 0	$ 0	$ (1.7)	[1]				$ 0.8

[1]	Amounts related to "Deferred Loss - Hedging" in 2010 represent (1) the reclassification of an unrecognized loss of $0.8 million on the 2008 Interest Rate Swap prior to its expiration in April 2010 from Accumulated Other Comprehensive Loss into earnings due to the discontinuance of hedge accounting as a result of the 2010 refinancing of the 2006 bank term loan facility (see Note 12, "Financial Instruments") and (2) the reversal of amounts recorded in Accumulated Other Comprehensive Loss pertaining to the net settlement payment of $0.9 million on the 2008 Interest Rate Swap.